CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CNY (¥) ¥ in Thousands	Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash and cash equivalents	¥ 938	¥ 79
Trade receivable	17,143	12,568
Prepaid expenses and others	23,590	11,916
Total current assets	41,671	24,563
NON-CURRENT ASSETS
Intangible asset	45,245	46,102
Right-of of-use asset	336	193
Total non-current assets	45,581	46,295
TOTAL ASSETS	87,252	70,858
CURRENT LIABILITIES
Convertible notes payable	7,069	12,922
Trade payable	2,707	1,302
Salary and benefit payable	3,926	3,764
Income taxes payable	1,866	1,711
Other payable	22,158	22,780
Lease liability	338	330
TOTAL LIABILITIES	38,064	42,809
SHAREHOLDERS'EQUITY
Share capital	27,208	4,985
Additional paid-in capital	517,633	512,327
Statutory reserve	346	346
Foreign currency translation reserve	44,155	45,625
Accumulated losses	(540,154)	(535,234)
TOTAL SHAREHOLDERS' EQUITY	49,188	28,049
TOTAL EQUITY AND LIABILITIES	¥ 87,252	¥ 70,858